Intangible assets (Narrative) (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Disclosure of detailed information about intangible assets [line items]
Amortization charge	$ 947,341	$ 576,439
Carrying value	3,174,832	4,112,350	$ 4,742,854
Additions	9,823	1,123,186
Impairment charge	0	1,169,440
Recognition of open orders		7,811
PARA OPS [Member]
Disclosure of detailed information about intangible assets [line items]
Amortization charge	933,541	562,639	0
Phantom System [Member]
Disclosure of detailed information about intangible assets [line items]
Amortization charge	0	0
Carrying value	0	0	1,149,585
Additions	0	19,855
Impairment charge	0	1,169,440
Recognition of open orders		0
Purchase Orders [Member]
Disclosure of detailed information about intangible assets [line items]
Amortization charge	0	0
Carrying value	4,387	4,387	12,198
Additions	0	0
Impairment charge	0	0
Recognition of open orders		7,811	87,802
ARWEN Tradename [Member]
Disclosure of detailed information about intangible assets [line items]
Amortization charge	8,800	8,800
Carrying value	19,432	28,232	37,032
Additions	0	0
Impairment charge	0	0
Recognition of open orders		$ 0
Useful life		5 years
Customer Relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Amortization charge	5,000	$ 5,000
Carrying value	36,041	41,041	$ 46,041
Additions	0	0
Impairment charge	$ 0	0
Recognition of open orders		$ 0
Useful life		10 years